Other reserves (Tables)	6 Months Ended
Jun. 30, 2026
Disclosure of reserves within equity [abstract]
Other reserves

	As at 30.06.26	As at 31.12.25
	£m	£m
Currency translation reserve	2,712	2,493
Fair value through other comprehensive income reserve	(1,000)	(1,100)
Cash flow hedging reserve	(1,548)	(666)
Own credit reserve	(652)	(990)
Other reserves and treasury shares	1,981	1,891
Total	1,493	1,628